Description of Business and Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation and Principles of Consolidation
The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries and variable interest entities for which the Company has determined it is the primary beneficiary. All intercompany accounts and transactions have been eliminated. The Company accounts for investments in businesses using the equity method when it has significant influence but not control (generally between 20% and 50% ownership) and is not the primary beneficiary. The significant accounting policies, as summarized below, conform to accounting principles generally accepted in the United States of America (“US GAAP”). The Company has reclassified certain amounts in prior period financial statements to conform to the current period’s presentation, including purchases and sales of short-term investments that were previously presented on a net basis within the Consolidated Statements of Cash Flows.
On November 20, 2023, the Company effected a 2-for-1 forward split of the Company’s Class A common stock. All share and per share information presented in the accompanying consolidated financial statements and notes thereto has been retrospectively adjusted to reflect the stock split for all periods presented. The authorized shares and the par value of the Class A common stock were not adjusted as a result of the stock split.
In the second quarter of 2023, the Enterprise and Advisory segment was renamed “Software and Advisory.” The Software and Advisory segment name change was to the name only and had no impact on the Company’s historical financial position, results of operations, cash flow or segment level results previously reported.
Effective April 1, 2022 the Company changed the inputs used to estimate the revenue recognition pattern of Certification Testing and Non-certification Testing, Inspections and Audit arrangements recognized over time. Previously measurement was based on the relationship between time elapsed and expected project duration, which was considered the most indicative of the Company’s performance to date under the terms of the contract. Beginning April 1, 2022, the Company measures progress towards completion of these contracts based on the relationship between time elapsed of each project phase relative to the expected duration of that phase. Project phase data was not previously available and is considered a more precise measure of the Company’s performance to-date under the terms of the contract. Refer to the revenue recognition section of Note 1 for additional information.
The Company serves its customers, manages the business and reports its financial results through two complementary businesses, Testing, Inspection and Certification (“TIC”) and Software and Advisory (“S&A”). The Company’s TIC business is made up of two segments, Industrial and Consumer, which provide comprehensive testing, inspection and certification services to customers across a broad array of end markets. The Company’s S&A business is a global provider of software, data and advisory solutions, enabling its customers to manage complex regulatory requirements, deliver supply chain transparency and operationalize sustainability. The Company generates revenue in these segments and the following service categories: Certification Testing; Ongoing Certification Services; Non-certification Testing and Other Services; and Software. The Company has presented its segment information as of and for the years ended December 31, 2023, 2022 and 2021 in accordance with the above segment structure.
Basis of Presentation
The condensed consolidated financial statements are unaudited and have been prepared in accordance with applicable rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) have been omitted. The condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2023 included in the Company’s final prospectus for its initial public offering filed with the SEC on April 15, 2024. It is management’s opinion that these financial statements include all normal and recurring adjustments necessary for a fair statement of the Company’s results of operations, financial position and cash flows. Results of operations for any interim period are not necessarily indicative of future or annual results. The Company has reclassified certain amounts in prior period financial statements to conform to the current period’s presentation.
On November 20, 2023, the Company effected a 2-for-1 forward split of the Company’s Class A common stock. All share and per share information presented in the accompanying condensed consolidated financial statements and notes thereto has been retrospectively adjusted to reflect the stock split for all periods presented. The authorized shares and the par value of the Class A common stock were not adjusted as a result of the stock split.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Estimates are inherently uncertain and actual results could differ materially from estimated amounts. Estimates are used for, but are not limited to, contractual revenue recognized, future cash flows associated with impairment testing for goodwill and long-lived assets, future cash flows associated with the valuation of Cash-settled Stock Appreciation Rights (“CSARs”), certain assumptions related to pension and postretirement benefits and income taxes. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include investments purchased with original maturities of three months or less.
Short-term Investments	Short-term Investments Short-term investments, consisting of certificates of deposit, are recorded at amortized cost, which approximates fair value.
Accounts Receivable and Contract Assets
Accounts Receivable and Contract Assets
Accounts receivable consists of trade receivables billed and currently due from customers as well as amounts currently due from other external parties. Contract assets represent revenues for projects that have been recognized for accounting purposes, but not yet billed to customers. The Company extends credit to customers in the normal course of business and maintains an allowance for credit losses. The allowance is an estimate based on historical collection experience, current and future economic and market conditions and a review of the current status of each customer’s trade accounts receivable. Management evaluates the aging of the accounts receivable balances and the financial condition of its customers and all other forward-looking information that is reasonably available to estimate the amount of accounts receivable that may not be collected in the future and records the appropriate provision. Account balances are written off against the allowance when it is determined the accounts receivables will not be recovered.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable and contract assets. Credit risk represents the accounting loss that would be recognized at the reporting date if counterparties failed to perform as contracted. The Company believes the likelihood of incurring material losses due to concentration of credit risk is minimal. The Company actively limits its exposure to credit risk by maintaining cash deposits with major financial institutions as counterparties and by maintaining accounts receivable with a large number of customers in diverse industries and geographies in addition to establishing reasonable credit approvals and limits.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are stated at cost, net of accumulated depreciation. Major replacements and improvements are capitalized, while maintenance and repairs, which do not improve or extend the life of the respective assets, are expensed as incurred. Gains and losses resulting from sales and retirements are included within operating income.

Goodwill
Goodwill
The Company accounts for business combinations using the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations, which requires an allocation of the purchase consideration transferred to the identifiable assets and liabilities based on the estimated fair values as of the acquisition date. Goodwill represents the excess of the purchase price of an acquired entity over the fair value of net assets acquired. Goodwill is tested for impairment annually in the fourth quarter, or more frequently if an event occurs or conditions change that would indicate it is more likely than not that the fair value of a reporting unit is below its carrying amount. The Company’s reporting units have been identified as one level below its operating segments. The goodwill impairment testing is performed by comparing the fair value of a reporting unit with its carrying amount and recognizing an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value.
To evaluate the recoverability of a reporting unit’s goodwill the Company has the option to first perform a qualitative analysis. If the qualitative analysis indicates it is more likely than not that the fair value of a reporting unit is below its carrying amount, the Company performs a quantitative impairment assessment for that reporting unit. The Company did not perform a qualitative analysis for any of its reporting units for the years ended December 31, 2023 or 2022.
The Company’s quantitative assessment consists of a fair value calculation for each reporting unit that combines an income approach and a market approach, using an equal weighting. The quantitative assessment requires the application of a number of significant assumptions which are further described below, including estimated future cash flows of the reporting unit, discount rates, and market multiples.
The fair value using the income approach is determined based on the present value of estimated future cash flows of the reporting unit, discounted at an appropriate risk‑adjusted rate. The Company uses its internally developed long-range plans to estimate future cash flows and include an estimate of long‑term future growth rates based on its most recent views of the long‑term outlook for each reporting unit. Development of the Company’s long-range plans includes consideration of current and projected levels of income for the reporting unit based on management’s plans for that business, business trends, market and economic conditions, as well as other relevant factors. The discount rate is based on the weighted average cost of capital for the reporting unit. The Company uses discount rates that are commensurate with the risks and uncertainty inherent in the respective businesses and in the Company’s long-range plans.
The fair value using the market approach is derived from market multiples using comparable publicly traded companies for a group of benchmark companies. The selection of comparable businesses is based on the markets in which the reporting units operate given consideration to risk profiles, size, geography and diversity of products and services.
During the three months ended September 30, 2023, the Company identified a triggering event and performed a quantitative impairment assessment for a reporting unit in the Consumer segment, which resulted in a pre-tax impairment charge of $37 million. See Note 10 for further details. The Company did not recognize any impairments of goodwill for the years ended December 31, 2022 or 2021.

Intangible and Other Long-lived Assets
Intangible and Other Long-lived Assets
The Company amortizes finite-lived intangible assets using the straight-line method over their estimated economic useful lives, which range from two to twenty years. The Company reviews long-lived assets, including property, plant and equipment, capitalized software and intangible assets with finite lives for impairment whenever an event occurs or conditions change that indicate the carrying amount of the asset group may not be recoverable. When such events occur, the Company performs a recoverability test by comparing the projected undiscounted cash flows of the asset group to the carrying amount. If this comparison indicates that there is a potential impairment, the asset group’s fair value is determined based on the present value of its estimated future cash flows, discounted at an appropriate risk-adjusted rate. An impairment charge is recorded for the amount by which the carrying amount of the asset group exceeds its fair value. The Company did not recognize any impairments of intangible or other long-lived assets for the years ended December 31, 2023, 2022 or 2021.

Leases
Leases
The Company determines if an arrangement is a lease at inception and reassesses that conclusion if the contract is modified. The Company evaluates whether the arrangement conveys the right to control the use of an identified asset for a period of time in exchange for consideration in order to determine if the contract is or contains a lease. The right to control the use of an identified asset includes the right to obtain substantially all of the economic benefits from use of the asset and the right to direct the use of the asset.
The Company’s classes of leased assets include real estate, vehicles, and equipment. When it is reasonably certain that an option to extend or terminate a lease will be exercised, the Company has included the option in the recognition of right-of-use (“ROU”) assets and lease liabilities. The Company does not recognize ROU assets or lease liabilities for leases with a term of twelve months or less. The Company accounts for lease and non-lease components as a single component for all asset classes.
ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at lease commencement and measured based on the present value of lease payments over the lease term. Variable lease payments are recognized as incurred and are not presented as part of the ROU asset or lease liability. Operating lease cost is recognized on a straight-line basis over the lease term. The Company does not have material finance leases.
The Company uses its incremental borrowing rate at the commencement date in determining the present value of lease payments. The Company’s incremental borrowing rate is based on its estimated rate of interest for a collateralized borrowing over a similar term as the lease payments. The same process is followed for any new leases at their commencement dates or modification to existing leases that require remeasurement.

Capitalized Software
Capitalized Software
Costs related to software acquired, developed, or modified solely to meet the Company’s internal requirements, where no substantive plan either exists or is being developed to externally market the software, are capitalized in accordance with ASC Topic 350-40, Internal-use Software (“ASC 350-40”). Certain costs incurred after the completion of the preliminary project stage and after management, with the relevant authority, has authorized and committed funds to the software project, and it is probable that the project will be completed and the software will be used to perform the function intended, are capitalized. For development costs capitalized under the requirements of ASC 350-40, amortization begins when each software module is ready for its intended use. Costs are amortized on a straight-line basis over the estimated useful life of the software (generally three to seven years). Costs related to preliminary project activities and post implementation activities are expensed as incurred. Additions to capitalized software are reported within capital expenditures in the Consolidated Statements of Cash Flows.
The Company capitalizes certain implementation costs related to cloud computing service arrangements that are incurred during the application development stage. Subsequently, the costs are amortized on a straight-line basis over the non-cancelable term of the hosting agreement plus any reasonably certain renewal period. Capitalized costs are included as a component of other assets on the Consolidated Balance Sheets and amortization is included as an operating expense in the Consolidated Statements of Operations. The corresponding cash flows related to the capitalized cloud implementation costs are reported within operating activities.
Costs related to software to be sold, leased or otherwise marketed are expensed as incurred until technological feasibility has been established in accordance with ASC Topic 985-20, Costs of Software to be Sold, Leased, or Marketed. Certain costs incurred subsequent to establishing technological feasibility are capitalized up until the software is available for general release, and are amortized on a straight-line basis over the estimated useful life of the software (generally three to seven years).

Accounts Payable and Contract Liabilities
Accounts Payable and Contract Liabilities
Accounts payable consists of trade payables currently due to vendors as well as amounts currently due to other external parties. Contract liabilities include payments received in advance of performance under the contract and are subsequently reduced when the associated revenue is recognized for the respective contract. Amounts initially recorded as contract liabilities are recognized as revenue in accordance with the Company’s revenue recognition policy.

Fair Value
Fair Value
The carrying amount of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate fair value due to their short maturities. For fair value of long-term debt see Note 6.
ASC Topic 820, Fair Value Measurement (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a three-level fair value hierarchy that prioritizes information used in developing assumptions when pricing an asset or liability as follows:
•Level 1 observable inputs such as quoted prices in active markets;
•Level 2 inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and
•Level 3 unobservable inputs where there is little or no market data, which requires the reporting entity to develop its own assumptions.
ASC 820 requires the use of observable market data, when available, in making fair value measurements. When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement. The Company does not have any assets or liabilities measured at fair value on a recurring basis that are Level 3, except for certain pension assets discussed in Note 12. The Company did not have any transfers between fair value levels during the years ended December 31, 2023 and 2022.

Revenue Recognition
Revenue Recognition
The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”), when its customer obtains control of promised goods or services, or as the Company renders services, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods and services. For each arrangement the Company performs the following five steps: (1) identify the contract(s) with a customer, (2) identify the performance obligation(s) in the contract, (3)
determine the transaction price, (4) if applicable, allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the Company satisfies a performance obligation.
The Company’s standard payment terms are due upon receipt of the invoice, except for certain customers, which may be required to make advance payments. Certain customers may be offered extended payment terms on a case-by-case basis generally not longer than 90 days.
The Company’s contracts with customers may include promises to transfer multiple goods and services to a customer. When a contract includes multiple goods and services, judgment is required to determine whether each good or service is considered distinct and accounted for separately, or not distinct and accounted for together with the other goods or services in the contract. Certain contracts contain goods or services that are highly integrated or highly interdependent and are accounted for as a single performance obligation. Other contracts have goods or services that are distinct and accounted for separately. Those goods and services that are determined to be separate performance obligations are treated as separate units of account and each separate performance obligations has its own stand-alone selling price, which is the price at which an entity would sell a promised good or service separately to a similar customer in similar circumstances. The stand-alone selling price is determined using an established list price for the specific service and geographical region, or through a needs-based assessment. If a needs-based assessment approach is used, the stand-alone selling price is estimated by multiplying the expected labor hours by a labor rate. The labor rate is determined by considering the cost of labor, other miscellaneous costs (e.g., overhead) and applying a margin. The labor rate may be adjusted for geographic differences and other items as determined necessary, and is reviewed on a periodic basis for appropriateness.
The transaction price for contracts may include both fixed and variable consideration, which includes customer volume rebates, discounts, and the consideration received if contingent upon the quantity of tasks completed or occurrence or nonoccurrence of a future event. The Company estimates variable consideration using both the most likely amount and expected value methods to determine the total consideration to which the Company expects to be entitled. The method used to estimate variable consideration varies by contract. Estimated amounts are included in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. The Company’s estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of the Company’s anticipated performance and all information (historical, current and forecasted) that is reasonably available. As most variable consideration is estimable with a high degree of confidence, generally no such constraint is necessary. The Company typically has contracts in which the period between payment and transfer of the goods is less than one year. As such, the Company has elected the practical expedient to not adjust the amount of consideration for the effects of a significant financing component for all instances in which the period between payment and transfer of the goods will be one year or less. For those instances in which the period is greater than one year, UL Solutions determined that a significant financing component is not present in the transaction as the business purpose of these arrangements is not to provide financing to UL Solutions.
The majority of the Company’s revenue from contracts with customers represents revenue from services recognized over time as performance obligations are satisfied. The appropriate measure of progress is an input method, however, the amount of revenue to be recognized requires the Company to make estimates, in particular in relation to measuring progress towards completion.
For the Company’s Certification Testing and Non-certification Testing, Inspections and Audit arrangements recognized over time, until April 1, 2022, the Company measured progress towards completion based on the relationship between time elapsed and expected project duration, which was considered the most indicative of the Company’s performance to date under the terms of the contract. The portion of the project’s revenue to be recognized was determined based on the percentage of time elapsed for the project during the period relative to expected project duration. The start-date was determined by the receipt of a confirmed order, and the end-date was determined by the completion of the order’s deliverables. Beginning April 1, 2022, the Company measures progress towards completion of these contracts based on the relationship between time elapsed of each project phase relative to the expected duration of that phase. Project phase data was not previously available and is considered a more precise measure of the Company’s performance to-date under the terms of the contract. The portion of a project’s revenue to be recognized is determined based on the time elapsed between the start-date of each project phase relative to its estimated duration. The start-date of each phase is based on the date that work begins on the phase and the estimated duration is determined using an analysis of historical data from similar projects. Management applies judgment in determining the expected duration of each phase. The Company applied the change in estimate prospectively to contracts in-process at the date of the change, as well as new contracts with a start-date subsequent to the change. The portion of a project’s revenue estimated as earned, but not yet completed, and recognized as revenue, is included in contract assets or as a reduction to contract liabilities.
The net decrease to the Company’s results of operations and earnings per share was as follows:

(in millions, except per share data)	December 31, 2022
Revenue	$23
Operating income	$23
Net income	$21
Earnings per share	$0.11
The net decrease to revenue and operating income of the Company’s Industrial segment for the year ended December 31, 2022 was $14 million. The net decrease to revenue and operating income of the Company’s Consumer segment for the year ended December 31, 2022 was $9 million.
The resulting impact to the Company’s results of operations and earnings per share during the year ended December 31, 2023 was not material.
The Company’s cost to obtain a contract is generally commission paid to sales personnel for the sale of services. Management determined that the amortization period of the commission costs would be one year or less and therefore has elected the practical expedient to expense these costs as incurred. As a result, the costs to obtain a contract are expensed as incurred.
The Company typically does not incur costs to fulfill which would meet the capitalization criteria and therefore these costs are typically expensed as incurred.
When the Company performs shipping and handling activities after the transfer of control to the customer (e.g., when control transfers prior to shipment), these are considered fulfillment activities, and accordingly, the costs are accrued when the related revenue is recognized. Taxes collected from customers relating to product sales and remitted to governmental authorities are excluded from revenues.
Refer to Note 3 for additional information.
Cost of Revenue
Cost of revenue includes personnel related expenses consisting of salaries, incentives, stock-based compensation and fringe benefits for employees directly attributable to revenue generation across each of the Company’s four major service categories. In addition, cost of revenue includes facility related costs for laboratories and other buildings where testing and inspection services are performed, depreciation on equipment used in testing, amortization of capitalized software, customer-related travel costs, expenses related to third party contractors or third party facilities and consumable materials and supplies used in testing and inspection and other costs associated with generating revenue.
Description of Major Service Categories
Certification Testing
The Company evaluates products, components and systems according to global or regional regulatory requirements and other design and performance specifications. Select certification testing services include testing to global or regional standards, engineering evaluation and project review and functional safety testing of embedded software. Certification testing services generally align with the new product development cycle and help customers mitigate risk, demonstrate compliance with regulatory requirements and deliver confidence to businesses and consumers, resulting in demand for ongoing certification services. As a result of the certification process, the Company authorizes its customers to use the Company’s registered UL-in-a-circle certification mark (the “UL Mark”), on their products, packaging and marketing collateral as part of their manufacturing, distribution and marketing processes to demonstrate to the marketplace that their product has met the applicable requirements. Certification testing services often lead to Ongoing Certification Services to support the continued safety, compliance and performance objectives of the customer.
Contracts are generally structured as fixed payments as the total amount to be charged to the customer does not vary. Revenue from Certification Testing is generally recognized over-time. In these cases, the services create an asset with no alternative use as each of the services are specific to the products and specifications provided by the customer, and the Company has an enforceable right to payment. Through April 1, 2022, revenue was generally recognized using an input method based on the relationship between time elapsed and expected project duration. After April 1, 2022, revenue is generally recognized based on the relationship between time elapsed of each project phase relative to the expected duration of that phase, which is considered the most indicative of the Company’s performance to-date under the terms of the contract.
In some instances, revenue from Certification Testing does not meet the over-time criteria and is recognized at a point in time when control is transferred to the customer. Control is transferred to the customer upon the delivery of the test report to the customer. These instances occur when the agreement or the nature of the services causes a lack of right to payment until control transfer.
Ongoing Certification Services
To maintain the right to use the Company’s certification marks, including the UL Mark, and meet certain regulatory requirements, the Company’s customers must meet certain certification program requirements, including mandatory inspection and monitoring by the Company. These requirements, addressed through standard certification and inspection services, are designed to validate the continued compliance of the Company’s customers’ previously certified products, components and systems. Services are delivered through periodic inspections, initial and follow-up audits, sample testing and UL Solutions label usage. The frequency and combination of these services can vary based on product, component or system type, production volume and historical risk-based customer compliance.
These ongoing certification services are designed and executed to help the Company’s customers confirm ongoing compliance and to help protect the integrity of the UL Mark. Select services include factory inspection and testing to confirm products that are being produced match the configuration of products that are tested and certified.
Contracts are generally structured as fixed payments as the total amount to be charged to the customer does not vary. In some cases, the customer is charged a usage price based on its total production volume. Revenue from compliance program contracts is recognized over-time on a straight-line basis because the customer receives and consumes the benefit of continued certification as the Company performs services through the periodic verification of the customers’ compliance.
As part of Ongoing Certification Services, customers may order physical labels (recorded in other current assets) that bear the UL Mark to affix to their products to demonstrate to end-customers that the products comply with the certification requirements of the Company. The labels are a separate performance obligation, distinct from the compliance program. Revenue from physical labels is recognized upon shipment, the point in time in which the customer obtains control of the labels.
Non-certification Testing, and Other Services
The Company offers performance testing services for customer or other requirements that may not be required by any regulation and may not result in a certification, but are still desired by the Company’s customers to help ensure the safety, performance and reliability of their products. Select services include on-site and remote inspections, audits and field engineering specialty services, such as testing for energy efficiency, wireless and electromagnetic compatibility, quality, chemical and reliability for customers in medical devices, information technologies, appliances, HVAC and lighting. For retail and consumer customers, the Company offers testing such as color-matching, sensory, emissions and flame resistance. Additionally, the Company’s non-certification offerings provide it with insights into the supply chains of the Company’s customers, which often leads to incremental cross-sell opportunities for additional UL Solutions services. Lastly, the Company offers advisory and technical services to support the Company’s customers in managing their safety, compliance, regulatory risk and sustainability programs.
Contracts are generally structured as fixed payments as the total amount to be charged to the customer does not vary. For services where the customer does not simultaneously receive and consume the benefit of the performance obligation, revenue is recognized upon the delivery of the final deliverables to the customer. For services that create an asset with no alternative use as each of the services are specific to the products and specifications provided by the customer, and the Company has an enforceable right to payment, through April 1, 2022, revenue was generally recognized using an input method based on the relationship between time elapsed and expected project duration. After April 1, 2022, revenue is generally recognized based on the relationship between time elapsed of each project phase relative to the expected duration of that phase, which is considered the most indicative of the Company’s performance to date under the terms of the contract. Advisory revenue is generally recognized over time.
Software
The Company provides SaaS and license-based software solutions, including implementation and training services related to software, to enable the Company’s customers to manage complex regulatory requirements, deliver supply chain transparency and operationalize sustainability. The Company’s SaaS and licensed software solutions provide data-driven product stewardship, chemicals management, supply chain insights, ESG data and reporting, EHS training, management and compliance, and additional regulatory driven software solutions.
Contracts are structured as fixed payments as the total amount to be charged to the customer does not vary. The Company generally recognizes revenue from SaaS contracts, which are provided on a subscription basis, ratably over the contract period beginning on the date the service is first made available to the customer. The Company generally recognizes revenue from on-premise software at a point in time when it is made available to the customer. The revenue from implementation services, post-contract customer support services, and other customer support services is recognized over the service period as the customer benefits from the services as they are performed.

Selling, General and Administrative Expenses
Selling, General and Administrative Expenses
Selling, general and administrative expenses include personnel related expenses consisting of salaries, incentives, stock-based compensation and fringe benefits for indirect administrative functions such as executive, finance, legal, human resources and information technology, not included within cost of revenue. Additionally, selling, general and administrative expenses include third party consultancy costs, facility costs, depreciation and amortization, internal research and development costs as well as legal and accounting fees, travel, marketing, bad debt and non‑chargeable materials and supplies.

Foreign Currency
Foreign Currency
The functional currency of certain of the Company’s foreign affiliates is the local currency. Assets and liabilities of international subsidiaries have been translated into U.S. dollars at the balance sheet date, and income and expense items have been translated using monthly average exchange rates for the period. The resulting currency translation adjustments have been recorded as a separate component of other comprehensive income (loss). The Company revalues assets and liabilities entered in foreign currency at the balance sheet date and the resulting unrealized gain (loss) is recorded as other (expense) income, net in the Consolidated Statements of Operations.
Stock-based Compensation
Stock-based Compensation
The Company maintains a Long-Term Incentive Plan (“LTIP”) under which CSARs are available to be issued for certain employees and officers. The Company measures CSARs based on their fair value in accordance with ASC Topic 718, Compensation—Stock Compensation. Compensation expense is recognized ratably over the requisite service period, which is generally the vesting period of the respective award. The compensation expense is recognized net of estimated forfeitures, which are estimated based on an analysis of historical share forfeitures.
The fair value of a CSAR is estimated using a Black-Scholes-Merton option valuation model that uses various assumptions including the estimated value of the underlying stock price, the expected stock price volatility, expected dividend yield, the risk-free interest rate, and expected term of the CSAR.
The absence of a public market for the Company’s common stock requires the Company to estimate the fair value per share of common stock. As set forth in the Company’s LTIP, the determination is made by the Human Capital and Compensation Committee and pursuant to a reasonable valuation method in accordance with Section 409A of the Internal Revenue Code, including without limitation, by reliance on third-party valuations completed within the preceding twelve months. The valuation methodology uses a combination of an income approach and a market approach.
The fair value using the income approach is determined using a discounted cash flow analysis to estimate future cash flows of the business, discounted at an appropriate risk-adjusted rate. The Company uses its internally developed long-range plans of earnings before interest, taxes, depreciation, amortization, capital expenditures and working capital to estimate future cash flows and include an estimated long-term future growth rate based on management’s most recent view of the long-term outlook for the business. Development of the Company’s long-range plans includes consideration of current and projected levels of income based on management’s plans for the business, business trends, market and economic conditions, as well as other relevant factors. The discount rate is determined using inputs from guideline public companies, adjusted for company specific factors.
The fair value using the market approach is derived from market multiples using comparable publicly traded companies for a group of benchmark companies. The selection of comparable businesses is based on the markets in which the Company operates given consideration to risk profiles, size, geography and diversity of products and services. The multiples are applied to estimated revenue and earnings before interest, taxes, depreciation and amortization for the next annual periods using the Company’s internally developed long-range plans.
The valuation methodology also considers several objective and subjective factors to estimate the fair value per share of the Company’s common stock, including market conditions, Company developments and milestones, the Company’s financial position, including cash on hand and long-term debt, and the Company’s historical and forecasted performance and operating results. Third-party valuations are performed in accordance with the guidance outlined in the American Institute of Certified Public Accountants’ Accounting and Valuation Guide, Valuation of Privately Held Company Equity Securities Issued as Compensation.
The Company estimates volatility based on the volatility of a set of comparable peer companies. The expected dividend yield is based on the Company’s expected quarterly dividend divided by the estimated stock price. The risk-free interest rate represents the continuously compounded yield on zero coupon U.S. Treasury STRIPs with a remaining term equivalent to the estimated remaining term of the CSAR. The expected term is estimated based on a number of inputs including the stock price, volatility, and time remaining to expiration.
Stock-based Compensation
The Company maintains long-term incentive plans under which equity awards are available to be issued to certain employees, officers and directors. Stock-based compensation expense, measured as the fair value of an award on the date of grant, is recognized ratably over the requisite service period, which is generally equal to the vesting period of the respective award, however may be impacted by certain factors including the employee’s death, disability or retirement. Compensation expense related to performance share units is adjusted each reporting period based on the probable outcome of the performance conditions applicable to each grant.
The fair value of restricted stock units and performance share units is determined using the closing price of the Company’s stock on the date of grant. The fair value of each stock option is measured on the date of grant using a Black-Scholes-Merton option-pricing model that uses various assumptions including expected stock price volatility, expected dividend yield, the risk-free interest rate, and expected term of the award.
Other (Expense) Income, net
Other (Expense) Income, net
Other (expense) income, net consists primarily of non-operating gains and losses, income and expenses related to the revaluation performed on designated balance sheet accounts, gains and losses on foreign currency transactions, investment income, equity in earnings of non-consolidated affiliates and non-operating pension and postretirement benefit expenses.

Interest Expense	Interest Expense Interest expense consists primarily of interest expense on the Company’s debt obligations.
Income Taxes
Income Taxes
The Company recognizes income taxes based on amounts refundable or payable for the current year and records deferred tax assets or liabilities for temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating loss carryforwards and tax credit carryforwards. Deferred tax assets and liabilities are measured using current enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to reverse. Inherent in determining the annual tax rate are judgments regarding business plans, planning opportunities and expectations about future outcomes. Realization of certain deferred tax assets, primarily net operating loss and other carryforwards, is dependent upon generating sufficient taxable income in the appropriate jurisdiction prior to the expiration of the carryforward periods. The Company has classified all deferred tax assets and liabilities, along with any related valuation allowances, as net non-current on the Consolidated Balance Sheets. Deferred tax expense or benefit is the result of changes in the deferred tax asset or liability.
The Company records valuation allowances to reduce deferred tax assets to reflect the amount that is more-likely-than-not to be realized. When assessing the need for valuation allowances, the Company considers all available evidence, including three years of cumulative operating income/(loss), expected future taxable income and ongoing prudent and feasible tax planning strategies. Should a change in circumstances lead to a change in judgment about the realizable value of deferred tax assets in future years, the Company would adjust related valuation allowances in the period that the change in circumstances occurs, along with a corresponding increase or charge to income.
For uncertain tax positions related to exposures associated with various tax filing positions, the Company recognizes a tax benefit only if it is more‑likely‑than‑not that the tax position will be sustained upon examination by the relevant taxing authorities, including resolutions of any related appeals or litigation processes, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that is more‑likely‑than‑not to be realized upon settlement. The Company adjusts its liability for unrecognized tax benefits in the period they are settled, the statute of limitations expires, or when new information becomes available. Interest and penalties related to unrecognized tax benefits are recorded in income tax expense.
The Company has generated income in certain foreign jurisdictions that may be subject to additional foreign withholding taxes and U.S. state income taxes, if repatriated. The Company regularly reviews its plans for reinvestment or repatriation of unremitted foreign earnings and has recorded deferred tax liabilities on certain foreign subsidiaries’ unremitted earnings that are not considered permanently reinvested. The Company’s assertion on indefinite reinvestment of foreign earnings is based upon assumptions of future liquidity needs of the business and cash flow projections of affiliates.
The accounting policy of the Company is to record U.S. tax on Global Intangible Low-Taxed Income in the provision for income taxes in the year it is incurred.

Recently Issued Accounting Standards - Not Adopted
Recently Issued Accounting Standards - Not Adopted
In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which provides updates to qualitative and quantitative reportable segment disclosure requirements, including enhanced disclosures about significant segment expenses and increased interim disclosure requirements, among others. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted, and the amendments will be applied retrospectively. The ASU will result in additional segment information disclosures within the Company’s financial statements, but is not expected to impact the Company’s financial condition, results of operations or cash flows.
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which provides qualitative and quantitative updates to the rate reconciliation and income taxes paid disclosures, among others, in order to enhance the transparency of income tax disclosures, including consistent categories and greater disaggregation of information in the rate reconciliation and disaggregation by jurisdiction of income taxes paid. The amendments in ASU 2023-09 are effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The amendments should be applied prospectively; however, retrospective application is also permitted. The ASU will result in additional income tax disclosures within the Company’s financial statements but is not expected to impact the Company’s financial condition, results of operations or cash flows.
Recently Issued Accounting Standards – Not Adopted
In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which provides updates to qualitative and quantitative reportable segment disclosure requirements, including enhanced disclosures about significant segment expenses and increased interim disclosure requirements, among others.
The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The amendments will be applied retrospectively. The ASU will result in additional segment information disclosures within the Company’s financial statements, but is not expected to impact the Company’s financial condition, results of operations or cash flows.
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which provides qualitative and quantitative updates to the rate reconciliation and income taxes paid disclosures, among others, in order to enhance the transparency of income tax disclosures, including consistent categories and greater disaggregation of information in the rate reconciliation and disaggregation by jurisdiction of income taxes paid. The amendments in ASU 2023-09 are effective for fiscal years beginning after December 15, 2024. The amendments will be applied prospectively. The ASU will result in additional income tax disclosures within the Company’s financial statements, but is not expected to impact the Company’s financial condition, results of operations or cash flows.

Segment Information
ASC Topic 280, Segment Reporting (“ASC 280”) establishes the standards for reporting information about segments in financial statements. Effective January 1, 2021, the Company changed its internal management structure. As a result of this change, and in applying the criteria set forth in ASC 280, the Company has determined that the Company is organized, managed and internally grouped into three segments: Industrial, Consumer and Software and Advisory. UL Solutions segments provide common goods and services to their customers, which provides for efficient sharing of the segments’ resources as needed. Segment information is reported on the basis used for reporting to the Chief Executive Officer, who serves as the Company’s chief operating decision maker (“CODM”) to evaluate each segment’s performance and allocate resources.
The accounting policies applied to the segments are the same as those applied by the Company to the consolidated financial statements. The Company prepared the financial results of the segments on a basis that is consistent with the manner in which management internally disaggregates financial information to assist in making internal operating decisions. The Company manages income taxes and certain treasury related items, such as interest income and expense, on a global basis within corporate. The CODM evaluates segment performance based primarily on operating income.
The Company allocates among segments certain common costs and expenses not specifically identifiable to the segments differently than the Company would for stand-alone financial information prepared in accordance with US GAAP. These include certain costs and expenses of the Company’s corporate functions, such as executive, finance, legal, human resources and information technology. Allocations are calculated primarily based on segment expenses proportionate to consolidated expenses.